Risk and Capital Management - Summary of Sensitivity Analysis Impact in Results and Stockholder's Equity (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	R$ 9,669	R$ 10,316	R$ 15,071
5% increase in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	45	56
Insurance	(2)
5% decrease in mortality rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(48)	(59)
Insurance	2	(2)
0.1% increase in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	102	98
Insurance	10	10
0.1% decrease in risk-free interest rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(104)	(100)
Insurance	(10)	(11)
5% increase in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	(11)	(9)
5% decrease in conversion in income rates [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Private Pension	11	9
5% increase in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Insurance	(58)	(52)
5% decrease in claims [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Insurance	R$ 58	R$ 52